Other long-term assets and other long-term liabilities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Total advance for refundable value added tax on import	$ 11,639	$ 17,428
Less: Current portion of advance for refundable value added tax (note 15)	(404)	(2,795)
Long term advances for value added tax recorded in other long-term liabilities	$ 11,235	$ 14,633